Risk Management and Financial Instruments (Details) - Schedule of Balance Sheet - Seara Alimentos [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position:
Derivative (liabilities)/assets	$ (667)		$ (1,765)
Financial instruments designated as hedge accounting:
Financial instruments designated as hedge accounting, Commodities	(667)
Derivative (liabilities)/assets	(65,764)	4,473	18,073
Financial instruments not designated as hedge accounting:
Financial instruments not designated as hedge accounting, Exchange	(65,028)	4,977
Financial instruments not designated as hedge accounting, Interest	(736)	(504)	18,073
Other comprehensive income (expense)	(121)	(550)	(7,720)
Other comprehensive income (expense), Currency		39	(2,595)
Other comprehensive income (expense), Commodities	(121)	(589)	(5,125)
Inventories	55	6,577	6,951
Inventories, Currency	91	136	2,298
Inventories, Commodities	$ (36)	$ 6,441	$ 4,653